Prepayments and Other Assets, Net - Schedule of Rental and Other Deposits, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Rental and Other Deposits, Net [Abstract]
Rental and other deposits	¥ 8,072	¥ 7,795
Less: Allowance for credit losses	(3,959)	(3,959)
Rental and other deposits, net	¥ 4,113	¥ 3,836